Trade Receivables, Net - Schedule of Trade Receivables, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade Receivables, Net [Abstract]
Trade receivables	$ 1,199	$ 2,468
Less expected credit loss (see Note B below)	(55)	(16)
Trade receivables, net	$ 1,144	$ 2,452